RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY

Right of use asset	Building
Cost
Balance, January 1, 2021	$653,232
Effect of changes in foreign exchange rates	(4,122)
Balance, December 31, 2021	649,110
Lease modification	81,542
Balance, December 31, 2022	730,652
Addition	420,806
Balance, December 31, 2023	1,151,458

Accumulated Amortization
Balance, January 1, 2021	132,546
Amortization	190,596
Effect of changes in foreign exchange rates	(922)
Balance, December 31, 2021	322,220
Amortization	158,648
Effect of changes in foreign exchange rates	8,737
Balance, December 31, 2022	489,605
Amortization	180,602
Effect of changes in foreign exchange rates	(1,138)
Balance, December 31, 2023	669,069

Carrying Amounts
At December 31, 2021	$326,890
At December 31, 2022	$241,047
At December 31, 2023	$482,389

Lease liability
Balance, January 1, 2021	$531,997
Interest expense	67,675
Lease payments	(237,634)
Effect of changes in foreign exchange rates	(2,690)
Balance, December 31, 2021	359,348
Interest expense	49,738
Lease modification	81,542
Lease payments	(204,518)
Effect of changes in foreign exchange rates	(6,847)
Balance, December 31, 2022	279,263
Interest expense	53,613
Lease modification	-
Additions	424,021
Lease payments	(252,103)
Effect of changes in foreign exchange rates	7,286
Balance, December 31, 2023	$512,080